Unaudited Interim Condensed Consolidated Statements of Income and Comprehensive Income		6 Months Ended
		Jun. 30, 2026 HKD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 HKD ($) $ / shares shares
REVENUES, NET		$ 55,755,660	$ 7,109,878	$ 60,236,666
COST OF REVENUES
COST OF REVENUES		(33,216,843)	(4,235,762)	(34,437,339)
Gross profit		22,538,817	2,874,116	25,799,327
EXPENSES
Selling and marketing		(3,949,680)	(503,657)	(3,581,199)
Lease expenses – related party		(360,000)	(45,907)	(360,000)
Depreciation		(949,117)	(121,030)	(820,441)
Amortization		(1,248,502)	(159,207)	(1,241,642)
Staff cost		(12,140,932)	(1,548,193)	(10,644,573)
Leases expenses		(3,997,441)	(509,748)	(3,070,526)
Professional fee		(2,312,443)	(294,879)	(2,937,417)
Impairment on inventories		(3,180,188)	(405,533)	(426,816)
Reversal of (provision for) expected credit losses		(345,625)	(44,074)	2,291,797
Others		(4,491,251)	(572,719)	(2,748,944)
Total expenses		(32,975,179)	(4,204,947)	(23,539,761)
INCOME (LOSS) FROM OPERATION		(10,436,362)	(1,330,831)	2,259,566
OTHER INCOME (EXPENSES)
Interest expense, net		(294,439)	(37,545)	(622,140)
Change in fair value of investment in a joint venture		0	0	33,934
Agency income – related party		1,011,541	128,990	1,248,117
Other income		118,860	15,157	18,264
Other expense		(34,362)	(4,382)	(15,885)
Total other income, net		801,600	102,220	662,290
INCOME (LOSS) BEFORE TAX EXPENSES		(9,634,762)	(1,228,611)	2,921,856
INCOME TAX (EXPENSES) CREDIT		533,353	68,012	(885,588)
NET INCOME (LOSS)		(9,101,409)	(1,160,599)	2,036,268
FOREIGN CURRENCY TRANSLATION ADJUSTMENT		(31,485)	(4,061)	(678,877)
TOTAL COMPREHENSIVE INCOME (LOSS)		$ (9,132,894)	$ (1,164,660)	$ 1,357,391
Basic (in Shares)	[1]	1,933,518	1,933,518	508,000
Diluted (in Shares)	[1]	1,933,518	1,933,518	508,000
EARNINGS PER SHARE – BASIC (in Dollars per share and Dollars per share) | (per share)		$ (4.71)	$ (0.6)	$ 4.01
EARNINGS PER SHARE – DILUTED (in Dollars per share and Dollars per share) | (per share)		$ (4.71)	$ (0.6)	$ 4.01
Related parties
COST OF REVENUES
COST OF REVENUES		$ (22,068,044)	$ (2,814,083)	$ (5,385,166)
External
COST OF REVENUES
COST OF REVENUES		$ (11,148,799)	$ (1,421,679)	$ (29,052,173)

[1]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025; (ii) share consolidation of 5 to 1 on June 16, 2025 and (iii) a share consolidation of 8 to 1 on May 18, 2026.